Revenue - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Deferred revenue, revenue recognized	¥ 88,306
Revenue remaining performance obligation	¥ 114,617
Revenue remaining performance obligation, percentage within a year	73.00%
Revenue remaining performance obligation, percentage within two year	27.00%
Fixed maintenance service contract as percentage of service revenue	12.00%
Fixed maintenance service contract remaining period	2 years
Other Current Liabilities
Disaggregation of Revenue [Line Items]
Deferred revenue	¥ 113,030	¥ 123,686
Prepaid expenses and other current assets
Disaggregation of Revenue [Line Items]
Contract assets	¥ 43,783	¥ 50,799